SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended									3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 05, 2020	May 15, 2020	Apr. 28, 2020	Mar. 31, 2020	Mar. 24, 2020	Mar. 08, 2020	Feb. 07, 2020	Jan. 27, 2020	Jan. 02, 2020	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 13, 2020	Oct. 06, 2020	Mar. 25, 2020	Mar. 13, 2020	Feb. 24, 2020	Feb. 13, 2020
Stock Issued During Period, Value, Issued for Services										$ 2,250	$ 6,749	$ 7,698	$ 171,765
Warrant issuance price										$ 0.000025	$ 0.000025
Share price												$ 0.50
Vinoth Sambandam [Member]
Stock Issued During Period, Value, Issued for Services				$ 8,336
Common stock, shares issued against settlememnt of debt							345,016
Munti Consulting LLC [Member]
Share price										$ 0.000025	$ 0.000025
Montse Zaman [Member]
Conversion rate		0.50	0.50
Convertible promissory note			$ 4,000													$ 5,000
Interest Rate		0.12%	0.12%
Willy Ariel Saint-Hilaire [Member] | Convertible Promissory Note [Member]
Warrant issued, Common stock shares																	1,000,000
Warrant issuance price																	$ 0.000025
Warrant issued, Exercise price																	$ 0.60
Conversion rate					0.50	0.50		0.50
Convertible promissory note					$ 1,552	$ 1,581		$ 14,500
Interest Rate					0.12%	0.12%		0.12%
Willy Ariel Saint-Hilaire [Member]
Common stock purchased shares, Amount									$ 20,000
Common stock purchased shares, Shares									40,000
Steven Cantor [Member]
Common stock shares issued to settle compensation to related party		160,000
Warrant [Member] | Munti Consulting LLC [Member]
Warrant issued, Common stock shares																			1,000,000
Warrant issuance price																			$ 0.000025
Warrant issued, Exercise price																			$ 0.60
Warrant [Member] | Addicted 2 Marketing [Member]
Warrant issued, Common stock shares																		100,000
Warrant issuance price																		$ 0.000025
Warrant issued, Exercise price																		$ 0.60
Warrant [Member] | Kevin Wiltz [Member]
Warrant issued, Common stock shares																	1,000,000
Warrant issuance price																	$ 0.000025
Warrant issued, Exercise price																	$ 0.60
Subsequent Event [Member] | Jagjit Dhaliwal [Member]
Warrant issued, Common stock shares														1,000,000
Warrant issuance price														$ 0.000025
Warrant issued, Exercise price														$ 0.60
Subsequent Event [Member] | Sameh Shenouda [Member]
Common stock purchased shares, Amount	$ 3,000
Common stock purchased shares, Shares	3,000
Share price	$ 1.00
Subsequent Event [Member] | Nasrin Montazer [Member]
Warrant issued, Common stock shares															500,000
Warrant issuance price															$ 0.000025
Warrant issued, Exercise price															$ 0.60